Capital adequacy	3 Months Ended
Mar. 31, 2018
Capital adequacy
Capital adequacy

Note 9. Capital adequacy

Capital adequacy analysis

	March 31, 2018	December 31, 2017
Capital ratios excl. of buffer requirements1
Common Equity Tier 1 capital ratio	19.9%	20.6%
Tier 1 capital ratio	19.9%	20.6%
Total capital ratio	22.3%	23.0%

Institution-specific Common Equity Tier 1 capital requirement incl. buffers2	8.5%	8.4%
of which minimum Common Equity Tier 1 requirement	4.5%	4.5%
of which Capital conservation buffer	2.5%	2.5%
of which Countercyclical Buffer	1.5%	1.4%
of which Systemic Risk Buffer	—	—

Common Equity Tier 1 capital available to meet buffers3	13.9%	14.6%

Total capital ratio according to Basel I floor	n.a.[4]	21.9%

1

Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

2	Expressed as a percentage of total risk exposure amount.
3

Common Equity Tier 1 capital ratio as reported less minimum requirement of 4.5 percent (excluding buffer requirements) and less 1.5 percent, consisting of Common Equity Tier 1 used to meet the Tier 1 requirements, since SEK does not have any Additional Tier 1 capital.

4	This is no longer required to be reported. See “Transitional rules" in this Note 9.

For further information on capital adequacy and risks, see the section entitled “Risk and capital management” in SEK’s Annual Report for 2017.

Own funds — Adjusting items

Skr mn	March 31, 2018	December 31, 2017
Share capital	3,990	3,990
Retained earnings	13,754	12,782
Accumulated other comprehensive income and other reserves	-346	30
Independently reviewed profit net of any foreseeable charge or dividend	95	540

Common Equity Tier 1 (CET1) capital before regulatory adjustments	17,493	17,342
Additional value adjustments due to prudent valuation	-484	-396
Intangible assets	-60	-66
Fair value reserves related to gains or losses on cash flow hedges	-20	-25
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	348	446
Negative amounts resulting from the calculation of expected loss amounts	-110	-65

Total regulatory adjustments to Common Equity Tier 1 capital	-326	-106

Total Common Equity Tier 1 capital	17,167	17,236
Additional Tier 1 capital	—	—

Total Tier 1 capital	17,167	17,236
Tier 2-eligible subordinated debt	2,096	2,049
Credit risk adjustments1	—	—

Total Tier 2 capital	2,096	2,049

Total Own funds	19,263	19,285
Total Own funds according to Basel I floor	n.a.[2]	19,350

1

Expected loss amount calculated according to the IRB approach is a gross deduction from Own funds. The gross deduction is decreased by impairment related to exposure ratios for which expected loss is calculated. Excess amounts of such impairment will increase Own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount according to the IRB approach related to exposures to central governments, corporates and financial institutions. As of March 31, 2018, the limitation rule has not had any effect (year-end 2017: no effect).

2	This is no longer required to be reported. See “Transitional rules” in this Note 9.

Minimum capital requirements exclusive of buffer

	March 31, 2018			December 31, 2017
Skr mn	EAD1	Risk exposure amount	Minimum capital requirement	EAD1	Risk exposure amount	Minimum capital requirement
Credit risk standardized method
Corporates	1,329	1,329	106	1,316	1,316	105

Total credit risk standardized method	1,329	1,329	106	1,316	1,316	105
Credit risk IRB method
Central governments	172,488	9,820	787	161,429	9,331	747
Financial institutions2	38,210	12,031	962	38,163	12,688	1,015
Corporates 3	107,521	56,147	4,492	104,630	53,763	4,301
Assets without counterparty	106	106	8	121	121	10

Total credit risk IRB method	318,325	78,104	6,249	304,343	75,903	6,073
Credit valuation adjustment risk	n.a.	2,398	191	n.a.	1,989	159
Foreign exchange risk	n.a.	1,108	89	n.a.	1,326	106
Commodities risk	n.a.	13	1	n.a.	13	1
Operational risk	n.a.	3,284	263	n.a.	3,284	263

Total	319,654	86,236	6,899	305,659	83,831	6,707
Adjustment according to Basel I floor	n.a.	n.a.	n.a.	n.a.	4,503	360
Total incl. Basel I floor[4]	n.a.	n.a.	n.a.	n.a.	88,334	7,067

1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2

Of which counterparty risk in derivatives: EAD Skr 4,808 million (year-end 2017: Skr 4,131 million), Risk exposure amount of Skr 1,824 million (year-end 2017: Skr 1,574 million) and Capital requirement of Skr 146 million (year-end 2017: Skr 126 million).

3

Of which related to specialized lending: EAD Skr 2,539 million (year-end 2017: Skr 2,478 million), Risk exposure amount of Skr 1,741 million (year-end 2017: Skr 1,643 million) and Capital requirement of Skr 139 million (year-end 2017: Skr 131 million).

4	This is no longer required to be reported. See “Transitional rules” in this Note 9.

Credit risk

For risk classification and quantification of credit risk, SEK uses the IRB approach. Specifically, SEK applies the Foundation Approach. Under the Foundation Approach, the company determines the probability of default within one year (PD) for each of its counterparties, while the remaining parameters are established in accordance with CRR. The Swedish Financial Supervisory Authority has approved SEK’s IRB approach. Certain exposures are, by permission from the Swedish Financial Supervisory Authority, exempted from application of the IRB approach, and, instead, the standardized approach is applied. Counterparty risk exposure amounts in derivatives are calculated in accordance with the mark-to-market method.

Credit valuation adjustment risk

Credit valuation adjustment risk is calculated for all over-the-counter derivative contracts, except for credit derivatives used as credit protection and transactions with a qualifying central counterparty. SEK calculates this capital requirement according to the standardized method.

Foreign exchange risk

Foreign exchange risk is calculated according to the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodities risk

Capital requirements for commodity risk are calculated in accordance with the simplified approach under the standardized approach. The scenario approach is used for calculating the gamma and volatility risks.

Operational risk

Capital requirement for operational risk is calculated according to the standardized approach. The company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor depending on the business area by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three financial years for each business area.

Transitional rules

On January 1, 2018, capital requirements and reporting applicable to the Basel I floor ceased to apply. The Basel I floor constituted a minimum capital requirement introduced as a transitional rule in 2007 that was valid until 2017.

Capital buffer requirements

SEK expects to meet capital buffer requirements with Common Equity Tier 1 capital. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden was increased from 1.5 percent to 2.0 percent as of March 19, 2017. As of March 31, 2018, the capital requirement related to relevant exposures in Sweden is 71 percent (year-end 2017: 67 percent) of the total relevant capital requirement regardless of location; this fraction is also the weight applied on the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. Buffer rates applicable in other countries may have effects on SEK, but as most capital requirements for SEK’s relevant credit exposures are related to Sweden, the potential effect is limited. As of March 31, 2018, the contribution to SEK’s countercyclical buffer from buffer rates in other countries was 0.04 percentage points (year-end 2017: 0.05 percentage points). SEK has not been classified as a systemically important institution by any financial regulatory authority. The capital buffer requirements for systemically important institutions that came into force January 1, 2016 therefore do not apply to SEK.

Leverage Ratio

Skr mn	March 31, 2018	December 31, 2017
Exposure measure for the leverage ratio
On-balance sheet exposures	267,126	249,244
Off-balance sheet exposures	41,229	42,168

Total exposure measure	308,355	291,412
Leverage ratio	5.6%	5.9%

The leverage ratio is defined by CRR as the quotient of the Tier 1 capital and an exposure measure. Currently there is no minimum requirement for the leverage ratio.

Internally assessed economic capital excl. buffer

Skr mn	March 31, 2018	December 31, 2017
Credit risk	7,014	6,898
Operational risk	142	142
Market risk	1,161	1,573
Other risks	203	170
Capital planning buffer	1,966	2,005

Total	10,486	10,788

SEK regularly conducts an internal capital adequacy assessment process, during which the company determines how much capital is needed in order to cover its risks. The result of SEK’s assessment of capital adequacy is presented above. For more information regarding the internal capital adequacy assessment process and its methods, please see the Risk and Capital management section of SEK’s Annual Report for 2017.